CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		8 Months Ended	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,793,858)	$ (2,769,390)	$ (3,526,551)	$ (2,921,250)	$ 618,883
Net (income) loss from discontinued operations				2,079,729	948,771
Net income (loss) from continuing operations	(2,793,858)	(2,769,390)	(3,526,551)	(841,521)	1,567,654
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities of continuing operations:
Non-cash interest on convertible promissory notes	40,909		491,210	31,583
Change in value of derivative liabilities	135,901		40,082
Warrants issued for services	534,498		1,645,611
Depreciation and amortization	31,861	90,913	14,819	63,836	64,011
Changes in operating assets and liabilities:
Accounts receivable	546,405	539,323	(37,292)	(296,855)	290,293
Prepaid expenses and other current assets	231,461	113,161	(281,938)	(40,609)	3,000
Accounts payable	78,605	324,189	(777,831)	532,157	(173,582)
Accrued expenses	(4,372)	228,679	(77,764)	226,284	600,858
Accrued payroll and related	181,294	12,279	(201,025)	82,099	41,921
Deferred revenue	(778,690)	47,223	924,519	(314,343)	388,879
Accrued interest and related	(3,265)	194,509	46,790	218,260	21,550
Advances from officers, net	26,747	160,834	(28,540)	67,761	(79,119)
Net cash provided by (used in) operating activities of continuing operations			(3,413,521)	(271,348)	2,725,465
Net cash provided by (used in) operating activities of discontinued operations				(1,826,422)	(1,868,851)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,772,504)	(1,058,280)	(3,413,521)	(2,097,770)	856,614
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(159,746)
Net cash used in investing activities of continuing operations			(159,746)
Net cash used in investing activities of discontinued operations					(26,250)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES			(159,746)		(26,250)
CASH FLOWS FROM FINANCING ACTIVITIES:
Book overdraft		(170,408)
Proceeds from issuance of notes payable	600,000	2,186,354	5,711,110	3,573,650	(23,125)
Payments on notes payable	(384,748)	(1,299,934)	(3,519,027)	(1,432,862)	(620,398)
Repurchase of common stock		(26,000)	(23,000)	(52,000)	(52,000)
Proceeds from sale of units and stock	1,238,445		1,645,611
Net cash provided by (used in) financing activities of continuing operations			3,814,694	2,088,788	(695,523)
Net cash provided by (used in) financing activities of discontinued operations
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,453,697	690,012	3,814,694	2,088,788	(695,523)
NET INCREASE (DECREASE) IN CASH FROM CONTINUING OPERATIONS			241,427	1,817,440	2,029,942
NET INCREASE (DECREASE) IN CASH FROM DISCONTINUED OPERATIONS				(1,826,422)	(1,895,101)
NET INCREASE (DECREASE) IN CASH	(318,807)	(368,268)	241,427	(8,982)	134,841
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	367,286	368,268	125,859	134,841
CASH AND CASH EQUIVALENTS, END OF YEAR	48,479		367,286	125,859	134,841
Supplemental disclosures:
Interest paid in cash	288,169	371,492	1,156,066	354,556	242,856
Income taxes paid in cash
Conversion of convertible note and accrued interest into common stock			$ 1,386,450